PERRITT MICROCAP OPPORTUNITIES FUND, INC.
300 South Wacker Drive
Suite 2880
Chicago, Illinois 60606

March 4, 2010

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	PERRITT MICROCAP OPPORTUNITIES FUND, INC. (the “Company”) 033-16812 and 811-05308

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Company on behalf of its series, the Perritt MicroCap Opportunities Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from the forms of Prospectus and Statement of Additional Information contained in the most recent amendment to the Company’s Registration Statement (i.e. Post-Effective Amendment No. 26 to the Company’s Registration Statement on Form N-1A).  Post-Effective Amendment No. 26 was filed electronically via EDGAR on February 26, 2010.

If you have any questions or require further information, do not hesitate to contact the undersigned at (312) 669-1650.

Sincerely yours,

PERRITT MICROCAP OPPORTUNITIES FUND, INC.

/s/Robert Laatz
Robert Laatz
Vice President, Secretary and Chief Compliance Officer
PERRITT MICROCAP OPPORTUNITIES FUND, INC.